Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Associates - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Current Assets Under Loans to Associates [Abstract]
Loan to Zig Miami 54 (note 3F)	$ 1,533	$ 1,545
Loan to Polyrizon		77
Loan to Revoltz	62	62
Non current assets, total	$ 1,595	$ 1,684